Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020
Current assets
Cash and cash equivalents	$ 38,616	$ 36,268	$ 10,805
Amounts receivable (note 6)	602	1,574	649
Prepaid expenses	6,037	4,416	2,329
Investment tax credits receivable	1,135	1,519	1,276
Total Current assets	46,390	43,777	15,059
Property and equipment (note 9)	3,731	2,221	2,174
Total Assets	50,121	45,998	17,233
Current liabilities
Accounts payable, accrued and other liabilities (note 7)	8,607	7,228	4,776
Current portion of long-term debt (note 10)	73	856	68
Current portion of lease obligation (note 8)	265	109	77
Warrant liabilities (note 11)	318
Total Current liabilities	9,263	8,193	4,921
Lease obligation (note 8)	1,387	953	928
Long-term debt (note 10)	17,929	6,050	6,432
Total Liabilities	28,579	15,196	12,281
Equity	21,542	30,802	4,952
Total liabilities and equity	$ 50,121	$ 45,998	$ 17,233